Condensed Parent Only Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - USD ($) $ / shares in Units, $ in Thousands		Mar. 31, 2025	Mar. 31, 2024
Schedule of Condensed Balance Sheets [Line Items]
Allowance for expected credit losses (in Dollars)			$ 410,000
Class A Ordinary Shares [Memeber]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	950,000,000	950,000,000
Ordinary shares, shares issued	[1]	8,440,000	7,460,000
Ordinary shares, shares outstanding	[1]	8,440,000	7,460,000
Class B Ordinary Shares [Memeber]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	50,000,000	50,000,000
Ordinary shares, shares issued	[1]	8,040,000	8,040,000
Ordinary shares, shares outstanding	[1]	8,040,000	8,040,000

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 14)